Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Monthly rental	$ 32,000
Lease term expiring	The office space has a lease term expiring in January 2020.
Rent expense	$ 399,569	$ 359,448
November 2018 [Member]
Commitments and Contingencies (Textual)
Rent expense	1,000
May 2018 [Member]
Commitments and Contingencies (Textual)
Rent expense	$ 4,300